Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

December 31, 2020

F05-QTLY-0221
1.811313.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/4/21 (a)
(Cost $89,988)	90,000	89,990
	Shares	Value

Domestic Equity Funds - 11.8%
Fidelity Series All-Sector Equity Fund (b)	364,349	$4,182,724
Fidelity Series Blue Chip Growth Fund (b)	387,530	6,498,879
Fidelity Series Commodity Strategy Fund (b)	6,158,298	28,266,590
Fidelity Series Growth Company Fund (b)	727,849	16,573,122
Fidelity Series Intrinsic Opportunities Fund (b)	929,177	17,143,323
Fidelity Series Large Cap Stock Fund (b)	909,813	14,966,425
Fidelity Series Large Cap Value Index Fund (b)	419,697	5,544,202
Fidelity Series Opportunistic Insights Fund (b)	425,470	8,615,774
Fidelity Series Small Cap Discovery Fund (b)	149,651	1,858,670
Fidelity Series Small Cap Opportunities Fund (b)	383,566	6,148,556
Fidelity Series Stock Selector Large Cap Value Fund (b)	999,251	12,730,460
Fidelity Series Value Discovery Fund (b)	681,750	9,769,482
TOTAL DOMESTIC EQUITY FUNDS
(Cost $97,857,191)		132,298,207

International Equity Funds - 14.7%
Fidelity Series Canada Fund (b)	601,571	6,948,140
Fidelity Series Emerging Markets Fund (b)	768,795	8,718,131
Fidelity Series Emerging Markets Opportunities Fund (b)	3,183,315	79,455,553
Fidelity Series International Growth Fund (b)	1,187,529	21,114,261
Fidelity Series International Small Cap Fund (b)	328,770	6,749,657
Fidelity Series International Value Fund (b)	2,086,994	21,057,772
Fidelity Series Overseas Fund (b)	1,706,035	21,154,828
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $115,107,821)		165,198,342

Bond Funds - 52.1%
Fidelity Series Emerging Markets Debt Fund (b)	735,623	7,017,846
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	204,755	2,215,450
Fidelity Series Floating Rate High Income Fund (b)	185,757	1,688,527
Fidelity Series High Income Fund (b)	825,283	7,807,180
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,553,383	123,967,795
Fidelity Series International Credit Fund (b)	60,776	621,740
Fidelity Series Investment Grade Bond Fund (b)	34,676,301	413,341,505
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,687,852	24,647,604
Fidelity Series Real Estate Income Fund (b)	488,352	5,127,692
TOTAL BOND FUNDS
(Cost $558,291,337)		586,435,339

Short-Term Funds - 21.4%
Fidelity Cash Central Fund 0.11% (c)	2,151,452	2,151,882
Fidelity Series Government Money Market Fund 0.13% (b)(d)	196,244,367	196,244,367
Fidelity Series Short-Term Credit Fund (b)	4,094,532	41,928,004
TOTAL SHORT-TERM FUNDS
(Cost $239,287,563)		240,324,253
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,010,633,900)		1,124,346,131
NET OTHER ASSETS (LIABILITIES) - 0.0%		16,980
NET ASSETS - 100%		$1,124,363,111

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$187,440	$(44)	$(44)
TOTAL PURCHASED					(44)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	16	March 2021	1,704,640	1,116	1,116
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	20	March 2021	1,288,200	(34,890)	(34,890)
TOTAL SOLD					(33,774)
TOTAL FUTURES CONTRACTS					$(33,818)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,990.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,603
Total	$2,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$3,341,429	$542,344	$1,170,850	$282,168	$(45,108)	$1,514,909	$4,182,724
Fidelity Series Blue Chip Growth Fund	5,848,737	2,755,432	4,310,259	2,313,400	1,183,869	1,021,100	6,498,879
Fidelity Series Canada Fund	4,425,852	1,974,314	1,586,412	141,840	(49,765)	2,184,151	6,948,140
Fidelity Series Commodity Strategy Fund	31,075,670	2,597,929	11,396,004	121,250	(4,639,354)	10,628,349	28,266,590
Fidelity Series Emerging Markets Debt Fund	5,874,966	797,389	736,495	256,430	(10,888)	1,092,874	7,017,846
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,134,417	41,661	12,606	582	122,112	2,215,450
Fidelity Series Emerging Markets Fund	4,422,703	2,672,880	1,726,009	119,987	58,445	3,290,112	8,718,131
Fidelity Series Emerging Markets Opportunities Fund	41,341,535	25,536,098	18,336,353	2,311,577	1,738,029	29,176,244	79,455,553
Fidelity Series Floating Rate High Income Fund	1,452,141	162,168	117,225	54,851	(755)	192,198	1,688,527
Fidelity Series Government Money Market Fund 0.13%	175,058,964	52,166,123	30,980,720	271,936	--	--	196,244,367
Fidelity Series Growth Company Fund	12,367,976	5,171,052	7,457,957	4,139,530	3,673,229	2,818,822	16,573,122
Fidelity Series High Income Fund	6,364,947	1,074,263	586,134	307,463	5,649	948,455	7,807,180
Fidelity Series Inflation-Protected Bond Index Fund	104,045,608	23,164,429	10,048,835	1,570,507	73,565	6,733,028	123,967,795
Fidelity Series International Credit Fund	544,319	38,994	--	38,994	--	35,117	621,740
Fidelity Series International Growth Fund	24,530,106	4,726,204	13,097,453	2,863,172	4,122,175	833,229	21,114,261
Fidelity Series International Small Cap Fund	5,821,515	626,642	2,274,490	52,835	362,918	2,213,072	6,749,657
Fidelity Series International Value Fund	20,154,683	3,300,026	9,521,168	565,867	(705,327)	7,829,558	21,057,772
Fidelity Series Intrinsic Opportunities Fund	12,720,680	2,217,073	3,596,659	727,801	738,460	5,063,769	17,143,323
Fidelity Series Investment Grade Bond Fund	347,158,396	92,657,367	37,796,893	21,664,526	(148,165)	11,470,800	413,341,505
Fidelity Series Large Cap Stock Fund	11,191,527	2,546,451	3,086,735	804,968	412,358	3,902,824	14,966,425
Fidelity Series Large Cap Value Index Fund	3,132,969	2,307,791	1,158,096	109,221	7,807	1,253,731	5,544,202
Fidelity Series Long-Term Treasury Bond Index Fund	23,764,173	8,309,981	3,966,672	2,629,542	392,839	(3,852,717)	24,647,604
Fidelity Series Opportunistic Insights Fund	6,975,934	1,689,727	2,403,232	1,082,839	879,166	1,474,179	8,615,774
Fidelity Series Overseas Fund	18,649,964	4,236,455	9,210,305	228,741	(222,309)	7,701,023	21,154,828
Fidelity Series Real Estate Income Fund	3,778,313	771,475	367,323	290,277	5,010	940,217	5,127,692
Fidelity Series Short-Term Credit Fund	39,788,012	933,914	243,800	769,514	(1,721)	1,451,599	41,928,004
Fidelity Series Small Cap Discovery Fund	1,388,092	178,674	578,855	49,395	55,511	815,248	1,858,670
Fidelity Series Small Cap Opportunities Fund	4,596,747	521,153	1,522,076	130,528	257,114	2,295,618	6,148,556
Fidelity Series Stock Selector Large Cap Value Fund	8,517,312	4,345,148	3,743,957	265,430	27,030	3,584,927	12,730,460
Fidelity Series Value Discovery Fund	6,051,852	3,439,179	2,558,841	198,858	20,456	2,816,836	9,769,482
	934,385,122	253,595,092	183,621,469	44,376,053	8,190,820	109,551,384	1,122,104,259

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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